Significant Accounting Policies - Summary of Reconciled to the Operating Lease Commitments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Lease Liabilities Reconciled To The Operating Lease Commitments [Line Items]
Operating lease commitments as at December 31, 2018			₽ 7,212
Weighted average incremental borrowing rate as at January 1, 2019			11.30%
Discounted operating lease commitments as at January 1, 2019			₽ 5,264
Add: Commitments relating to leases previously classified as finance leases			69
Lease liabilities as at January 1, 2019	₽ 15,490	₽ 9,609	₽ 5,333	₽ 5,333